Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares
Statement [LineItems]
NET REVENUE	$ 2,263,891.3	$ 73,670.4	$ 1,587,415.0	$ 1,339,254.8
COST OF REVENUE	915,536.5	29,792.9	767,877.7	628,124.7
GROSS PROFIT	1,348,354.8	43,877.5	819,537.3	711,130.1
OPERATING EXPENSES
Research and development	163,262.2	5,312.9	124,734.8	109,486.0
General and administrative	53,524.8	1,741.8	36,929.6	28,457.6
Marketing	9,920.5	322.7	7,558.6	7,112.8
Total operating expenses	226,707.5	7,377.4	169,223.0	145,056.4
OTHER OPERATING INCOME AND EXPENSES, NET	(368.4)	(12.0)	(333.4)	710.0
INCOME FROM OPERATIONS	1,121,278.9	36,488.1	649,980.9	566,783.7
NON-OPERATING INCOME AND EXPENSES
Share of profits of associates	7,679.8	249.9	5,512.7	3,562.0
Interest Income	22,422.2	729.7	5,708.8	9,018.4
Other income	947.7	30.8	973.1	660.6
Foreign exchange gain (loss), net	4,505.8	146.6	13,662.7	(3,303.3)
Finance costs	(11,750.0)	(382.4)	(5,414.2)	(2,081.5)
Other gains and losses, net	(1,012.2)	(32.9)	(7,388.0)	10,106.4
Total non-operating income and expenses	22,793.3	741.7	13,055.1	17,962.6
INCOME BEFORE INCOME TAX	1,144,072.2	37,229.8	663,036.0	584,746.3
INCOME TAX EXPENSE	150,777.5	4,906.5	70,155.4	73,738.3
NET INCOME	993,294.7	32,323.3	592,880.6	511,008.0
OTHER COMPREHENSIVE INCOME (LOSS) - Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	(823.1)	(26.8)	242.1	(3,516.8)
Unrealized gain/(loss) on investments in equity instruments at fair value through other comprehensive income	(263.7)	(8.6)	1,900.8	423.7
Gain (loss) on hedging instruments	0.0	0.0	(41.4)	24.1
Share of other comprehensive income (loss) of associates	154.5	5.0	(30.2)	(11.6)
Income tax benefit (expense) related to items that will not be reclassified subsequently	734.0	23.9	(85.3)	422.7
Total items that will not be reclassified subsequently to profit or loss	(198.3)	(6.5)	1,986.0	(2,657.9)
OTHER COMPREHENSIVE INCOME (LOSS) - Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	50,845.6	1,654.6	(6,181.8)	(29,847.2)
Unrealized gain/(loss) on investments in debt instruments at fair value through other comprehensive income	(10,102.7)	(328.8)	(3,431.8)	2,466.7
Gain on hedging instruments	1,329.2	43.3	131.6	0.0
Share of other comprehensive income (loss) of associates	550.3	17.9	(120.0)	(283.4)
Income tax benefit (expense) related to items that may be reclassified subsequently	6.0	0.2	(3.4)	0.0
Total items that may be reclassified subsequently to profit or loss	42,628.4	1,387.2	(9,605.4)	(27,663.9)
Other comprehensive income (loss), net of income tax	42,430.1	1,380.7	(7,619.4)	(30,321.8)
Total comprehensive income (loss)	1,035,724.8	33,704.0	585,261.2	480,686.2
NET INCOME ATTRIBUTABLE TO:
Shareholders of the parent	992,923.4	32,311.2	592,359.2	510,744.0
Non-controlling interests	371.3	12.1	521.4	264.0
NET INCOME	993,294.7	32,323.3	592,880.6	511,008.0
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Shareholders of the parent	1,035,518.1	33,697.3	584,737.3	480,422.1
Non-controlling interests	206.7	6.7	523.9	264.1
Total comprehensive income (loss)	$ 1,035,724.8	$ 33,704.0	$ 585,261.2	$ 480,686.2
EARNINGS PER SHARE
Basic earnings per share | (per share)	$ 38.29	$ 1.25	$ 22.84	$ 19.7
Diluted earnings per share | (per share)	38.29	1.25	22.84	19.7
American Depositary Shares (one represents five common shares) [member]
EARNINGS PER SHARE
Basic earnings per share | (per share)	191.46	6.23	114.22	98.48
Diluted earnings per share | (per share)	$ 191.46	$ 6.23	$ 114.22	$ 98.48